PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2020
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

9.   PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment consist of the following:

	As at December 31,
	2019	2020	2020
	RMB	RMB	US$
Buildings	277,569	16,801	2,575
Medical equipment	458,843	368,609	56,492
Electronic and office equipment	20,983	16,409	2,515
Motor vehicles	2,993	3,713	569
Leasehold improvement and building improvements	80,922	76,114	11,665
Construction in progress	1,390,495	2,320,686	355,661
Total	2,231,805	2,802,332	429,477
Less: accumulated depreciation	(314,151)	(224,348)	(34,383)
Impairment charges	(18,793)	(18,793)	(2,881)
	1,898,861	2,559,191	392,213

Depreciation expenses were RMB40,855, RMB44,358 and RMB55,030 (US$8,434) for the years ended December 31, 2018, 2019 and 2020, respectively. Impairment loss of RMB4,418, RMB6,453 and nil were recognized for network operating segment and impairment loss of RMB351, nil and nil for hospital operating segment for the years ended December 31, 2018, 2019 and 2020 respectively. Impairment charges mainly include impairment provided for medical equipment in several low performance network centers as well as idle assets.

For the years ended December 31, 2018, 2019 and 2020, impairment of RMB41,272, RMB10,968 and RMB nil was written off for network operating segment upon the disposal of medical equipment and construction project. Impairment of nil, RMB353 and nil was written off for hospital operating segment upon the termination of construction project.

The Group held equipment under operating lease contracts with customers with an original cost of RMB271,603 and RMB168,876 (US$25,881) and accumulated depreciation of RMB150,988 and 127,558 (US$19,549), as of December 31, 2019 and 2020, respectively.

The total net book value of the Group's property, plant and equipment pledged as collateral for other borrowings as of December 31, 2019 and 2020 was RMB119,359 and RMB414,326 (US$63,498) (note 18), respectively.

The total net book value of the Group's construction in progress pledged to secure bank and other borrowings as of December 31, 2019 and 2020 was RMB 1,152,379 and RMB 1,150,018(US$ 176,248) (note 18), respectively.